Nature of business and organization	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

WF International Limited (“WF”), an exempted company with limited liability, was incorporated on March 2, 2023, under the laws of the Cayman Islands. WF has no substantive operations other than holding all of the outstanding shares of its subsidiaries. WF and its subsidiaries are hereafter referred as the “Company”.

The Company, through its wholly owned subsidiaries in the People’s Republic of China (“China” or the “PRC”), engages in the provision of supply, installation, fitting-out and maintenance services for heating, ventilation, and air conditioning (“HVAC”) system, fresh air ventilation system, and floor heating systems for large-scaled commercial projects and commercial real estate development clients that offer high-end fully furnished homes.

Organization and Reorganization

WF completed the following organization and reorganization under common control of it then existing shareholders, who collectively owned majority of the share capital of WF prior to the reorganization.

On March 22, 2023, WF established Shan You International Group Limited (“Shanyou HK”) under the laws of the Hong Kong. Shanyou HK is a holding company and has no substantive operations.

On April 28, 2023, Shanyou HK established Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd. (“WFOE” or “Sichuan Shanyou”) under the laws of the PRC. WFOE is also a holding company and has no substantive operations.

On May 8, 2023, WFOE completed the acquisition of 5% of the equity interests in Chengdu Shanyou HVAC Engineering Co., Ltd. (“Shanyou HVAC”) in a consideration of approximately RMB 0.5 million (approximately $68,000) pursuant to an equity transfer agreement. The consideration for the above transfer was determined with reference to the net asset value of Shanyou HVAC as of March 31, 2023. Shanyou HVAC was established on June 3, 2009 under the laws of the PRC and conducts substantially all of the Company’s operations.

On May 22, 2023, the Company entered into a share subscription agreement with the then existing shareholders of Shanyou HVAC, pursuant to which WF issue 70% of its equity interests to the then existing shareholders in a consideration of RMB12.1 million (approximately $1.7 million). The consideration was determined with reference to the net asset value of Shanyou HVAC as of May 22, 2023.

On May 22, 2023, the Company entered into a share subscription agreement, pursuant to which WF issue 30% of its equity interests to Emerald Investments International, LLC in a consideration of $816,000. The consideration for the above transfer was agreed between the parties on an arm’s length basis and determined with reference to the net asset value of the Company as of September 30, 2022. The payment of consideration will be settled by waiver of shareholder loans provided by Emerald Investments International, LLC to the Company for its IPO cost.

On May 29, 2023, WFOE completed the acquisition of 95% of the equity interests in Chengdu Shanyou HVAC in a consideration of RMB11.6 million (approximately $1.6 million) pursuant to an equity transfer agreement. The consideration was determined with reference to the net asset value of Shanyou HVAC as of May 22, 2023. Upon completion of the acquisition, Shanyou HVAC became the wholly owned subsidiary of WFOE.

Before and after reorganization, the Company, together with its subsidiaries (as indicated above), was effectively controlled by the majority shareholders, and therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

The accompanying unaudited condensed consolidated financial statements reflect the activities of WF and each of the following entities:

Name	Background	Ownership
Shan You International Group Limited	· A Hong Kong company · Incorporated on March 22, 2023 · A holding company	100% owned by WF
Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd.	· A PRC limited liability company · Incorporated on April 28, 2023 · Registered capital of RMB1,000,000 (approximately $0.2 million) · A holding company	100% owned by Shanyou HK
Chengdu Shanyou HVAC Engineering Co., Ltd.	· A PRC limited liability company
· Incorporated on June 3, 2009
· Registered capital of RMB12,000,000 (approximately $1.9 million)
	· Supply, installation, fitting-out and maintenance services for HVAC systems, fresh air ventilation systems, floor heating systems and water purification systems	100% owned by WFOE
WF International Nevada LLC (“WF Nevada”)	· A US limited liability company · Incorporated on December 27, 2023 · A holding company	100% owned by WF
Chengdu Wufang Boyuan Innovation Technology Co., Ltd. (“Wufang Boyuan”)	· A PRC limited liability company · Incorporated on April 25, 2025 · Registered capital of RMB50,000,000 (approximately $6.9 million) · A holding company	100% owned by WF Nevada